Principal Accounting Policies and Related Financial Information (Details) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) class segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 15, 2018 shares
Nature of Operations
Number of business segments | segment		1
Number of major classes of crop protection | class		3
Original maturity, maximum number of months		3 months
Trade receivable, net of allowance
Allowance for trade receivable	$ 38.6	$ 22.4	$ 38.6	$ 16.6
Allowance for long term customer receivables, beginning	47.1	60.5	47.1	49.1
Additions — charged to expense		$ 71.4	22.1	22.0
Investments
Maximum ownership percentage for equity method investments		50.00%
Capitalized Interest
Capitalized interest costs		$ 4.1	1.6	1.9
Asset Retirement Obligation [Abstract]
Asset retirement obligation	1.9	$ 2.6	1.9
Goodwill and Intangible Assets
Impairment loss on indefinite-lived intangible asset	$ 42.0		$ 42.1	$ 9.3
Minimum
Goodwill and Intangible Assets
Useful lives of finite-lived intangible assets		3 years
Maximum
Goodwill and Intangible Assets
Useful lives of finite-lived intangible assets		20 years
Land Improvements
Property, Plant and Equipment
Useful lives of property, plant and equipment		20 years
Building | Minimum
Property, Plant and Equipment
Useful lives of property, plant and equipment		20 years
Building | Maximum
Property, Plant and Equipment
Useful lives of property, plant and equipment		40 years
Machinery and Equipment | Minimum
Property, Plant and Equipment
Useful lives of property, plant and equipment		3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment
Useful lives of property, plant and equipment		18 years
Software Development | Minimum
Property, Plant and Equipment
Useful lives of property, plant and equipment		3 years
Software Development | Maximum
Property, Plant and Equipment
Useful lives of property, plant and equipment		10 years
Livent
Nature of Operations
Shares owned by parent (in shares) | shares					123
Outstanding shares of parent, percentage					84.00%